Consolidated Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Reinsurance
Gross Amount	$ 37,185	$ 27,596	$ 27,165
Ceded	2,308	1,902	2,321
Assumed	1,484	1,377	1,313
Net Amount	36,361	27,071	26,157
% Amount Assumed to Net	4.10%	5.10%	5.00%
Life Insurance in Force [Member]
Consolidated Reinsurance
Gross Amount	4,263,421	4,199,755	3,792,074
Ceded	754,781	742,194	713,992
Assumed	604,555	628,879	740,196
Net Amount	4,113,195	4,086,440	3,818,278
% Amount Assumed to Net	14.70%	15.40%	19.40%
Life Insurance Segment [Member]
Consolidated Reinsurance
Gross Amount	21,930	17,300	17,342
Ceded	1,670	1,469	1,813
Assumed	1,198	1,183	1,223
Net Amount	21,458	17,014	16,752
% Amount Assumed to Net	5.60%	7.00%	7.30%
Accident and Health Insurance Segment [Member]
Consolidated Reinsurance
Gross Amount	12,186	7,298	6,842
Ceded	568	364	429
Assumed	275	189	79
Net Amount	11,893	7,123	6,492
% Amount Assumed to Net	2.30%	2.70%	1.20%
Property, Liability and Casualty Insurance Segment [Member]
Consolidated Reinsurance
Gross Amount	3,069	2,998	2,981
Ceded	70	69	79
Assumed	11	5	11
Net Amount	$ 3,010	$ 2,934	$ 2,913
% Amount Assumed to Net	0.40%	0.20%	0.40%